Commitments and Contingencies-Purchase obligations (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Advances for rigs and drillships under construction	$ 780,418	$ 754,925
Seventh Generation Drillships [Member]
Property, Plant and Equipment [Line Items]
Purchase Obligation due in the third and fourth quarter 2013	1,096,826
Advances for rigs and drillships under construction	$ 726,681